Revenues from continuing operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 108,374	$ 117,595	$ 116,672
Time charters (operating leases)
Total	108,374	107,923	112,499
Voyage charters
Total	$ 0	$ 9,672	$ 4,173